Investment and return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and cash equivalents per balance sheet	€ 3,415	€ 5,548
Less: Bank overdrafts	(106)	(73)
Add: Cash and cash equivalents included in assets held for sale	90	0
Less: Bank overdraft included in liabilities held for sale	(12)	0
Cash and cash equivalents per cash flow statement	€ 3,387	€ 5,475	€ 4,116	€ 3,090